Long-Term Prepayments and Other Non-Current Assets	12 Months Ended
Jun. 30, 2021
Long-Term Prepayments and Other Non-Current Assets [Abstract]
LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS

NOTE 9 – LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS

Long-term prepayments and other non-current assets as of June 30, 2021 and 2020 consisted of the following:

	2021	2020
Deposits paid for lease assets	$386,991	$353,132
Deposits paid for land	1,547,964	1,412,529
Performance deposits*	-	2,683,806
Total	$1,934,955	$4,449,467

*	E-Home Pingtan entered into three agreements with three new outlets for business cooperation purpose. This refundable performance deposits were mainly paid for the business introduction services in which the outlets promised to refer business and customers to E-Home Pingtan within three years. The outlets will repay the deposits to E-Home Pingtan in case of termination of the agreements. (Note 4)